1933 Act File No. 33-44737
                                                      1940 Act File No. 811-6511

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No.    29   ...................         X
                                 --------                         ------

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No.   30   ...................................         X
                  -------                                         ------

                    REGIONS MORGAN KEEGAN SELECT FUNDS

            (Exact Name of Registrant as Specified in Charter)

         5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
___ on _________________ pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a) (i)
__  on _________________ pursuant to paragraph (a) (i)
_X_ 75 days after filing pursuant to paragraph (a)(ii)
___ on __________________pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

_ _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037




[Logo of Regions Morgan Keegan Select Funds]



SELECT STRATEGIC EQUITY FUND
PROSPECTUS

[Logo of Regions Morgan Keegan Select Funds]

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Preliminary Prospectus Dated
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Subject to Completion

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The information in this prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
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Regions Morgan Keegan Select Funds
Class A Shares

Class B Shares

Class C Shares

o     Regions Morgan Keegan Select Strategic Equity Fund


Table of Contents
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Risk/Return Profile

What are the Fund's Fees and Expenses?

Main Risks of Investing in the Fund

Principal Strategies

Securities Descriptions

How to Buy Shares

Distribution of Fund Shares

How to Exchange Shares

How to Redeem Shares

Account and Share Information

Regions Morgan Keegan Select Fund Information

Financial Information

Regions Morgan Keegan Select Funds Personnel

Shares of the Regions Morgan Keegan Select Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.
Prospectus



Risk/Return Profile
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The Regions Morgan Keegan Select Funds (Funds) offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to those investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. Morgan Asset Management, a division of Regions Bank (Adviser) and a registered investment adviser, is the investment adviser to the Funds.

Regions Morgan Keegan Select Strategic Equity Fund
Goal. The Fund's investment objective is to provide long term capital apreciation.

Strategy. The Fund invests it's assets primarily in common stocks of large and mid-sized U. S. companies (i.e. companies whose market capitalization fall withing the range tracked by the Standard & Poor's 500 Index (S&P
500) at the time of purchase) that offer superior growth prospects or of companies whose stock is undervalued.

Main Risks of the Fund

Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

Growth Risks. Due to their high valuation, growth stocks are typically more volatile than value stocks.

Value Risks. Value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.




Risk/Return Bar Chart and Table


The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

to be provided

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
Within the period shown in the bar chart, the Fund's highest quarterly return was _______% (quarter ended ________________). Its lowest quarterly return was ____% (quarter ended ______________).


Annual Total Return
The Average Annual Total Returns for the Fund's Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. After-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

The performance presented below for the Fund includes the predecessor information of a common trust fund (CTF) managed by the Adviser, for the periods dating from_____________ to _______________ , and is adjusted to reflect the expenses associated with the Fund. At the Fund's commencement of operations, the CTF's assets were transferred to the Fund in exchange for Fund Shares. The CTF was not registered under the Investment Company Act of 1940 ("1940 Act") and is therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and return after taxes on distributions and sales of fund shares would have been disclosed below.



(For the periods ended December 31, 2001)

                                   Year   Start of
                                 1        Performance1
Class A  Shares:
Return Before Taxes
Return After Taxes on
Distributions2
Return After Taxes on
Distributions and Sale of
Fund Shares2
Class B Shares
Return Before Taxes
Class C Shares
Return Before Taxes
S & P 500
 1 The Fund's start of performance date was________________.
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2 After-tax returns are calculated using a standard set of assumptions.
The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.



What are the fund's Fees and expenses?
REGIONS MORGAN KEEGAN SELECT SELECT STRATEGIC EQUITY FUND
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B and Class C shares of the
Fund.
--------------------------------------------------------------------------------
                                               Class    Class    Class
Shareholder Fees (fees paid directly from      A        B        C
your investment)                               Shares   Shares   Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering         5.50%    None     1.00%
price)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or       None     5.00%    1.00%
redemption proceeds, as applicable)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other                None     None     None
Distributions) (as a percentage of
offering price)
--------------------------------------------------------------------------------
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Redemption Fee (as a percentage of amount
redeemed, if applicable)                       None     None     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Exchange Fee                                   None     None     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (Before
Waivers)(1)
Expenses That Are Deducted From Fund
Assets (as a percentage of average net
assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fee (2)                             0.80%    0.80%    0.80%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution (12b-1) Services Fees             None     0.30%    0.75%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shareholder Services Fee                       0.25%    0.25%    0.25%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses                                 0.26%    0.26%    0.26%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           1.31%    1.61%    2.06%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     1 Although contractually obligated to do so, the adviser will waive certain amounts during the fiscal year ending November 30, 2003. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2003.

===============================================================================

Total Waivers of Fund Expenses                 0.05%      0.05%       0.05%

===============================================================================

Total Actual Annual Fund Operating Expenses
     (after waivers)                          1.26%      1.56%        2.01%

===============================================================================

     2 The adviser will voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee expected to be paid by the Fund (after the anticipated voluntary waiver) is 0.75% for the fiscal year ending November 30, 2003.

===============================================================================

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B and Class C shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                              1 Year    3 Years    5 Years   10
                                                                         Years
Class A Shares
Expenses assuming redemption                $676       $942    $1,229    $2,042
Expenses assuming no redemption              676        942     1,229     2,042

Class B Shares
Expenses assuming redemption                 664        808       876     1,911
Expenses assuming no redemption              164        508     1,076     1,911

Class C Shares
Expenses assuming redemption                 407        739     1,197     2,466
Expenses assuming no redemption              307        739     1,197     2,466

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Main Risks of Investing in the Fund
General Risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
      Corporation or any other government agency. Loss of money is a risk of investing in any of the Regions Morgan Keegan Select Funds.

Stock Market Risks. The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

      Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and generally lower with large-capitalization companies.

      Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 or funds that invest more in large-capitalization companies.

Growth Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Value Risks. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Sector Risks. When a Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely
                                                                 -
      tied to events in that industry.


 Principal Strategies
The Fund invests it's assets primarily in common stocks of large and mid-sized U. S. companies (i.e. companies whose market capitalization fall withing the range tracked by the Standard & Poor's 500 Index at the time of purchase) that offer superior growth prospects or of companies whose stock is undervalued.

The Fund invests in common and preferred stocks of companies that are judged to be intrinsically undervalued in one of two ways: either the shares are undervalued when compared to the underlying value of the firm's assets; or the shares are undervalued when compared to the growth prospects of the firm. The fund managers seek to identify companies which have clearly defined business strategies, enjoy significant or growing market share in their respective industries, historically produce healthy cash flows and have experienced management teams with consistent records of delivering shareholder value.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall abe interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.


Securities Descriptions
Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

      Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

      Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.
Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Fund's Adviser believes it is appropriate to do so in light of the Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by the Fund (and thus, indirectly by its shareholders), and impact Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, a Fund may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g., commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.



      How to Buy Shares
What Do Shares Cost? You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed.

      When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV plus any applicable front-end sales charge. NAV is determined at the end of regular trading (normally 3:00 p.m. Central
      Time) each day the NYSE is open.

      To open an account with the Fund, the minimum initial investment for Fund Shares is $1,000. The minimum subsequent investment amount is $50. If you are an officer, director, employee or retired employee of Regions financial Corp., or if you establish a $50 monthly minimum addition to your account through the Funds' Systematic Investment Program, or if you open an IRA account, the minimum initial investment is $250. However, you can add to your existing Funds account through the Funds' Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transaction.

      The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

      SALES CHARGE WHEN YOU PURCHASE

      Class A Shares

      Class A Shares are sold at NAV, plus a sales charge as listed below:


                            Sales Charge
                              as a % of
       Amount of TransactionOffering Price
---------------------------------------------------------------------------
       Less than $50,000        5.50%
---------------------------------------------------------------------------
       $50,000 but less than $100,000     4.50%
       $100,000 but less than $250,000    3.75%
       $250,000 but less than $500,000    2.50%
       $500,000 but less than $1 million  2.00%
       $1 million or more         NAV

      Class C Shares

      Class C Shares are sold at NAV, plus a 1.00% front-end sales charge.

      The sales charge of Class A Shares and Class C Shares may be eliminated or reduced at purchase if:

      oShares are purchased through financial intermediaries that do not receive sales charge dealer concessions;

      oa shareowner has redeemed Shares from another broker dealer and invests the same amount or greater in the Funds provided that the purchaser paid a sales charge in connection with the purchase or redeeming of the Shares and further provided that the purchase of Shares is within 30 days of redemption;

      oyou are a Trust customer purchasing through the Trust Departments of Regions Financial Corp., or its affiliates;

      oShares are purchased through Owrap accountsO or similar programs, under which clients pay a fee for services;

      oShares are purchased through a retirement plan that is a customer of the Trust Departments of Regions Bank or its affiliates;

      oyou sign a letter of intent to purchase a specific dollar amount of additional Shares within 13 months ; or

      oyou are an officer, director, employee or retired employee of Regions Bank, or its affiliates, and your spouse and dependent children.

      SALES CHARGE WHEN YOU REDEEM

      Class B Shares

      Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).




        Shares Held Up To:*      CDSC
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        1 year                   5.00%
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        2 years                  4.00%
        3 years                  3.00%
        4 years                  3.00%
        5 years                  2.00%
        6 years                  1.00%
        7 years or greater       0.00%

      Class C Shares

      Redemptions made within 18 months of purchase will be subject to a 1.00% CDSC.

      You will not be charged a CDSC when redeeming Class B Shares and Class C Shares:

      oif you are a Trust customer redeeming through the Trust departments of Regions Bank, or its affiliates;

      oif Shares are purchased through a retirement plan that is a customer of the Trust Departments of Regions Bank or its affiliates;

      oon the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;

      oon Shares acquired through reinvestment of dividends and capital gains;

      oif your redemption is a required distribution and you are over the age of 701/2 from an individual retirement account or other retirement plan;

      oupon the death or disability of the last surviving shareholder(s) of the account; or

      oif a Fund redeems your Shares and closes your account for not meeting the minimum balance requirement.

      (Class B Shares)

      owhen proceedes are used for the purchase of shares of a portfolio of Morgan Keegan Select Funds. It is the responsibility of the Sharesholder to inform the broker of his/her intentions to exercise this option at the time of the redemption and purchase.

      (Class C Shares)

      oon Shares purchased through Owrap accountsO or similar programs, under which clients pay a fee for services.

      To keep the sales charge as low as possible, the Funds will sell your shares in the following order:

      oShares that are not subject to a CDSC; and

      oShares held the longest.

      Then, the CDSC is based on the NAV at the time you purchased or redeemed those Shares, whichever is lower.

Dealer Concessions: The Fund may pay a dealer up to 100% of any sales charge imposed, which may be paid in the form of an advance. The dealer may be advanced a portion of the CDSC at the time of purchase or upon payment arrangements made between the dealer and the Distributor. Such payments may be in the form of cash or promotional incentives.

How Do I Purchase Shares? You may purchase Class A Shares, Class B Shares and Class C Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Trust customers may purchase Shares of a Fund through their local Trust Administrator or by phoning 1-800-433-2829.

      You may purchase Shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase Shares of the Fund through a program of services offered or administered by a Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund's prospectus. Certain features of the Fund may not be available or may be modified in connection with the program of services provided.

      Your purchase order must be received by the Fund by 3:00 p.m. (Central Time) to get that day's NAV. For settlement of an order for the fund, payment must be received iwhtin three business days of receipt of the order. The Fund reserves the right to reject any purchase request. It is the responsibility of the Trust Administrator, Morgan Keegan, any Authorized Dealer or other service provider that has entered into an agreement with the Fund, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Fund. Orders placed through one of these entities are considered received when the Fund is notified of the purchase or redemption order. However, you are not the owner of Fund Shares (and therefore will not receive dividends) until payment for the Shares is received.

      By Systematic Investment Program

      Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.



Distribution of Fund Shares
      Federated Securities Corp., a subsidiary of Federated Investors, Inc., is the principal distributor for Shares of the Fund and a number of other investment companies. The Distributor may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund Shares. The Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the distributor based upon shares owned by their clients or customers. These services include general marketing services, distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Fund's Shares.

      Rule 12b-1 Plan (Class B Shares and Class C Shares). The Fund has adopted a Rule 12b-1 Plan on behalf of the Class B Shares and Class
      C Shares of the Fund. The 12b-1 fee paid by each Class is as follows:


                      12b-1 Fee Paid12b-1 Fee Paid
                      as a Percentageas a Percentage
                        of Class B   of Class C
       Fund            Shares AssetsShares Assets
---------------------------------------------------------------------------
       Select Equity Fund  0.30%        0.75%
---------------------------------------------------------------------------


      The Distributor and financial intermediaries are paid a 12b-1 fee for the sale, distribution and customer servicing of Class B Shares and Class C Shares of the Fund. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than Shares with different sales charges and marketing fees.



How to Exchange Shares
Exchange Privilege. You may exchange Shares of the Fund into Shares of the same class of another Regions Morgan Keegan Select Fund at NAV by calling or writing to Regions Bank, Morgan Keegan or an Authorized Dealer, as appropriate. To do this, you must:

      omeet any minimum initial investment requirements; and oreceive a prospectus for the Fund into which you wish to exchange. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

      The date of original purchase of exchanged shares (Class B or Class C Shares) will be used for purposes of calculating the CDSC imposed upon redemption of exchanged-for-shares.

      The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

      Shareholders contemplating exchanges into the Fund should consult their tax advisers since the tax advantages of the Fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

      By Telephone: Telephone exchange instructions must be received before 3:00p.m. (Central Time) for Shares to be exchanged that day. Orders for exchanges received after 3:00 p.m.. (Central Time) on any business day will be executed at the close of the next business day.

      Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if they change telephone transaction privileges.

How to Redeem Shares
      You may redeem your Fund Shares by several methods. You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

      Systematic Withdrawal Program. You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

      Generally, it is not advisable to continue to purchase Class A Shares and Class C Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) On Class B Shares. You will not be charged a CDSC on SWP redemptions if:

      oyou redeem 12% or less of your account value in a single year;

      oyou reinvest all dividends and capital gains distributions; and

      oyour account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

      You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

      You may redeem Class A Shares, Class B Shares and Class C Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Trust customers may purchase Shares of a Fund through their local Trust Administrator or by phoning
      1-800-433-2829.

      Telephone redemption instructions must be received before 3:00 p.m. (Central Time) for a Funds' Shares to be exchanged that day. Orders for exchanges received after these times on any business day will be executed at the close of the next business day.

 Conditions for Redemptions
---------------------------------------------------------------------------

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

      owhen you want a redemption to be sent to an address other than the one you have on record with the Fund;

      owhen you want the redemption payable to someone other than the shareholder of record; or

      owhen your redemption is to be sent to an address of record that was changed within the last 90 days.

      A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form.

      However, payment may be delayed up to seven days:

      oto allow your purchase payment to clear;

      oduring periods of market volatility; or

      owhen a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

      To place a redemption order, Trust customers of Regions Bank should telephone their local Trust Administrator. All others should contact their local Morgan Keegan office or Authorized dealer. Shareholders who purchased shares through an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

      To redeem Shares by mail, written requests must be received in proper form and can be made through the Trust Department, Morgan Keegan or any Authorized Dealer. The redemption request should include the shareholder's name, Fund name and class of Shares, account number and the Share or dollar amount to be redeemed. It is the responsibility of the service provider to promptly submit redemption requests to the Fund. Shareholders are encouraged to telephone the Trust Department, or Morgan Keegan for assistance in redeeming by mail.

      Redemption requests for the Funds must be received by 3:00 p.m. (Central Time) in order for Shares to be redeemed at that day's NAV.



Account and Share Information
Will I be Charged a Fee for Redemption? Class A Shares of the Fund is not subject to a CDSC. Depending on when you redeem your Class B Shares and Class C Shares, you may be charged a contingent deferred sales charge by the Fund for redeeming your Shares.

      See OHow to Buy SharesO -- OSales Charge When You Redeem.O You may also be charged a transaction fee if you redeem Fund Shares through an Authorized Dealer or service provider (other than Morgan Keegan or the Regions Banks). Consult your Authorized Dealer or service provider for more information, including applicable fees.

Confirmation and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

      You may request photocopies of historical confirmations from prior years. The Fund may charge a fee for this service.

Dividends and Capital Gains

      Dividends, if any, are declared and paid quarterly to shareholders invested in the Fund on the record date.

      In addition, the Fund pays any capital gains at least annually, if applicable. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

      If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem Shares in your account and pay you the proceeds if your account balance falls below the required minimum initial investment amount.

      Before Shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional Shares to meet the minimum.

Share Certificates. The Funds do not issue share certificates.

 Tax Information
---------------------------------------------------------------------------

Federal Income Tax. The Fund sends you a timely statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds.

      Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

      Fund distributions are expected to be both dividends and capital gains for all the Fund.

      Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.



Regions Morgan Keegan Select Fund Information
Management of the Regions Morgan Keegan Select Funds. The Board of
      Trustees governs the Trust. The Board selects and oversees the Adviser, Morgan Asset Management, a division of Regions Bank and a registered investment adviser. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 417 North 20th Street, 12th Floor, Birmingham, Alabama, 35203.

Adviser Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.80% of the Fund's average daily net assets.

      The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time at its sole discretion.

Adviser's Background. Morgan Asset Management is a division of Regions
      Bank, which is a wholly owned subsidiary of Regions Financial Corp., a bank holding company organized under the laws of the State of Delaware. In August 1998, Regions Financial Corp. was selected for inclusion in the S&P 500 Standard & Poor's widely followed index of the 500 most prominent companies in the nation. As of December 31, 2001 Regions Financial Corp. was one of the 25 largest bank holding companies in the United States with total assets of approximately $43.7 billion. Regions Bank and Retirement Plan Services of America, a subsidiary of Federated Investors, Inc. each receive a sub-transfer agent fee for sub-accounting services they provide to certain retirement plan accounts. This fee ($10.00 per participant account, per year) is either equal to or less than the fees the Fund would pay its transfer agent for these accounts if sub-accounting had not been performed.


Regions Morgan Keegan Select Funds Personnel
Carter E. Anthony, CFA                    President and Chief
                                          Responsible for the day to day
                                          operations of Morgan Asset
                     Investment Officer of      Management and the
                                          longiterm investment strategy of
                                          the Regions
                     Morgan Asset         Morgan Keegan Select Funds.
                                          Experience: 30 years in
                                          Investment
                     Management           Management including 15 years in
                                          insurance company investments
                                          and 15 years in bank trust
                                          investments. Education: M.B.A.,
                                          University of Alabama at
                                          Birmingham; B.A. Accounting,
                                          Univeristiy of West Florida;
                                          B.S. Ecomonics, University of
                                          Alabama..

Craig S.Harris, CFA  Vice President, Senior     Responsible for the
                                          day-to-day management of the
                                          Regions Morgan
                     Fund Manager and Senior     Keegan Select Strategic
                                          Equity Fund, (Sepetmber 2002)
                                          and the
                     Investment Strategist       Regions Morgan Keegan
                                          Select Value Fund, (September
                                          2001). Also serves as an active
                                          member of Morgan Asset
                                          Management as a portfolio
                                          manager and investment
                                          strategist. Experience: 12 years
                                          in Investment Management and
                                          Trust. Education: B.S., Business
                                          Administration and Finance,
                                          Belhaven College, 1989,
                                          Chartered Financial Analyst,
                                          1997.


Leslie R. Denison, CFA                    Senior Vice President and
                                          Responsible for the day-to-day
                                          management of the Regions Morgan
                     Senior Fund Manager   Keegan Select Strategic Equity
                                          Fund. Mr. Denison is the manager
                                          of the Morgan Asset Management
                                          Company Western Region and he is
                                          the Energy Analyst for the
                                          company.  He serves on the MAM
                                          Strategy Group. Experience: 20
                                          years in the Energy and
                                          Investment Management Industries
                                          as a Financial Analyst and a
                                          Portfolio Manager.  Education:
                                          M.S. Finance and B.S.
                                          Accounting, Mississippi State
                                          Universtiy.  Mr. Denison is also
                                          a CPA and a CFP.


Financial Information
 Financial Highlights
---------------------------------------------------------------------------
The Fund's fiscal year end is November 30. As this is the Fund's first fiscal year, financial information is not yet available.

Regions Morgan Keegan Select Funds
A Statement of Additional Information (SAI) dated December 1, 2002, includes additional information about the Fund and is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-433-2829.
You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.
Regions Morgan Keegan Select Funds
417 North 20th Street
12th Floor
P.O. Box 10247 (Zip code: 35202)
Birmingham, Alabama 35203
1-800-433-2829
Regions Morgan Keegan Select Strategic Equity Fund
Class A Shares
Class B Shares
Class C Shares
Federated Securities Corp., Distributor
 (12/02)
TRU160
RGMMF 75913Q829

Federated Securities Corp., Distributor

[Logo of Regions Morgan Keegan Select Funds]


 (12/02)
                                                                     TRU160








                     Regions Morgan Keegan Select Funds


                               Class A Shares

                               Class B Shares

                               Class C Shares
                                  Combined
                    Statement of Additional Information

                              January 31, 2002

---------------------------------------------------------------------------
Preliminary Statement of Additional Information Dated
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Subject to Completion
---------------------------------------------------------------------------

---------------------------------------------------------------------------
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
---------------------------------------------------------------------------



---------------------------------------------------------------------------
     oRegions Morgan Keegan Select Government Money Market Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
     oRegions Morgan Keegan Select Treasury Money Market Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
     oRegions Morgan Keegan Select Limited Maturity Government Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
     oRegions Morgan Keegan Select Fixed Income Fund
---------------------------------------------------------------------------
     oRegions Morgan Keegan Select Balanced Fund
     oRegions Morgan Keegan Select Value Fund
     oRegions Morgan Keegan Select Growth Fund
     oRegions Morgan Keegan Select Aggressive Growth Fund
---------------------------------------------------------------------------
     oRegions Morgan Keegan Select Strategic Equity Fund
---------------------------------------------------------------------------


    This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Regions Morgan Keegan Select Funds, dated January 31, 2002 and with the prospectus for the Regions Morgan Keegan Select Strategic Equity Fund, dated December 1, 2002. This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or Annual Report, without charge by calling the Trust at 1-800-433-2829.



    Regions Morgan Keegan Select Funds
    5800 Corporate Drive
    Pittsburgh, Pennsylvania 15237-7010

CUSIP
75913Q886        75913Q878        75913Q753
75913Q860        75913Q852        75913Q761
75913Q704        75913Q803        75913Q779
75913Q100        75913Q209        75913Q787
75913Q506        75913Q605        75913Q795
75913Q308        75913Q407        75913Q811
75913Q837        75913Q845
75913Q829

007580 (12/02)

FEDERATED SECURITIES CORP.
-------------------------------
Distributor

A subsidiary of FEDERATED
INVESTORS, INC.




Table of Contents
---------------------------------------------------------------------------

How are the Funds Organized             1

---------------------------------------------------------------------------

Securities in Which the Funds Invest    1
---------------------------------------------------------------------------


Securities Descriptions, Techniques and Risks   2
---------------------------------------------------------------------------


Investment Limitations                  9
---------------------------------------------------------------------------


Determining Market Value of Securities 12
---------------------------------------------------------------------------


What Do Shares Cost?                   13
---------------------------------------------------------------------------


How are the Funds Sold?                13
---------------------------------------------------------------------------


How to Buy Shares                      14
---------------------------------------------------------------------------


Massachusetts Partnership Law          14
---------------------------------------------------------------------------





Account and Share Information          15
---------------------------------------------------------------------------

---------------------------------------------------------------------------

What are the Tax Consequences?         16
---------------------------------------------------------------------------


Who Manages the Funds?                 17
---------------------------------------------------------------------------


How Do the Funds Measure Performance?  22
---------------------------------------------------------------------------


Performance Comparisons                24
---------------------------------------------------------------------------


Economic and Market Information        26
---------------------------------------------------------------------------


Financial Statements                   26
---------------------------------------------------------------------------


Appendix                               27
---------------------------------------------------------------------------


Addresses                              29
---------------------------------------------------------------------------

---------------------------------------------------------------------------
HOW ARE THE FUNDS ORGANIZED
---------------------------------------------------------------------------

The Regions Morgan Keegan Select Funds were established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. Effective May 15, 1998, the Trust changed its name from "First Priority Funds" to "Regions Funds." Effective December 1, 2001, the Trust changed its name from "Regions Funds" to "Regions Morgan Keegan Select Funds." As of the date of this Statement, the Trust consists of nine separate portfolios of securities (Funds) which are as follows: Regions Morgan Keegan Select Treasury Money Market Fund (Treasury Money Market Fund); Regions Morgan Keegan Select Government Money Market Fund (Government Money Market Fund); Regions Morgan Keegan Select Limited Maturity Government Fund (Limited Maturity Government Fund); Regions Morgan Keegan Select Fixed Income Fund (Fixed Income Fund); Regions Morgan Keegan Select Balanced Fund (Balanced Fund); Regions Morgan Keegan Select Value Fund, (Value Fund); Regions Morgan Keegan Select Growth Fund, (Growth Fund); Regions Morgan Keegan Select Aggressive Growth Fund (Aggressive Growth
Fund) and Regions Morgan Keegan Select Strategic Equity Fund (Strategic Equity Fund). Shares of Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund, Aggressive Growth Fund and Strategic Equity Fund are offered in three classes of shares, Class A Shares, Class B Shares and Class C Shares (individually and collectively referred to as "Shares" as the context may require). Additionally, Shares of the Treasury Money Market Fund are offered in Class A and Class B Shares and Government Money Market Fund offers only Class A Shares. This SAI relates to all classes of the above-mentioned Shares of the Funds.

---------------------------------------------------------------------------
SECURITIES IN WHICH THE FUNDS INVEST
---------------------------------------------------------------------------

Following is a table that indicates which types of securities are a:

o     P = Principal investment of a Fund; (shaded in chart)
o     A = Acceptable (but not principal) investment of a Fund; or
o     N = Not an acceptable investment of a Fund.

-----------------------------------------------------------------------------------------
Securities        Treasury GovernmentLimited  Fixed  BalanceValue  Growth  AggressiveStrategic
                  Money    Money    Maturity Income Fund  Fund   Fund    Growth  Equity
                  Market   Market   GovernmentFund                        Fund    Fund
                  Fund     Fund     Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
American          N        N        N        N      A      A     A       A       A
                                                                                 -
Depositary
Receipts
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Asset-Backed      N        N        A        A      A      N     N       N       N
                                                                                 -
Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Bank Instruments  N        N        A        A      A      A     A       A       A
                                                                                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Borrowing         A        A        A        A      A      A     A       A       A
                                                                                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Commercial Paper  N        N        A        A      A      A     A       A       A
                                                                                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Common Stock1     N        N        N        N      P      P     P       P       P
                           -                                                     -
-----------------------------------------------------------------------------------------
Convertible       N        N        N        N      A      A     A       A       A
                                                                                 -
Securities2
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Derivative        N        N        A        A      A      A     A       A       A
                                                                                 -
Contracts and
Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Corporate Fixed   N        N        A        P      P      N     N       N       N
                                                                                 -
Rate Debt
Obligations 2,3
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Corporate         N        N        A        A      P      N     N       N       N
                                                                                 -
Floating Rate
Debt Obligations
2,3
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Foreign           N        N        A        A      A      A     A       A       A
                                                                                 -
Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Futures and       N        N        A        A      A      A     A       A       A
                                                                                 -
Options
Transactions
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Illiquid          A        A        A        A      A      A     A       A       A
                                                                                 -
Securities4
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Lending of        A        A        A        A      A      A     A       A       A
                                                                                 -
Portfolio
Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mortgage-Backed   N        N        A        A      A      N     N       N       N
                                                                                 -
Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Municipal Debt    N        N        A        A      A      N     N       N       N
                                                                                 -
Obligations
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Other Money       N        N        A        A      A      A     A       A       A
                                                                                 -
Market
Instruments
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Preferred Stocks  N        N        N        N      A      A     A       A       A
                                                                                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Repurchase        N        P        A        A      A      A     A       A       A
                                                                                 -
Agreements
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Securities of     A        A        A        A      A      A     A       A       A
                                                                                 -
Other Investment
Companies
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Stripped Bonds    N        N        A        A      A      N     N       N       N
                                                                                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
U.S. Government   P        P        P        P      P      A     A       A       A
                                                                                 -
Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Warrants          N        N        N        A      A      A     A       A       A
                                                                                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
When-Issued and   A        A        A        A      A      A     A       A       A
                                                                                 -
Delayed Delivery
Transactions
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Zero Coupon       N        N        N        A      A      A     A       A       A
                                                                                 -
Convertible
Securities
-----------------------------------------------------------------------------------------


1. The Value Fund will invest in common stocks of companies with market capitalizations of $1 billion or more, the Growth Fund will invest in common stocks of companies with market capitalizations of $5 billion or more and the Aggressive Growth Fund will invest in common stocks of companies with market capitalizations of $10 billion or less.

1. The Balanced Fund and Value Fund may invest up to 25% of their respective total assets in below investment grade convertible securities (rated BB and below by a nationally recognized statistical rating organization (NRSRO)); such as Moody's, S&P and Fitch.

1. The Corporate Debt Obligations that the Funds invest will be rated in one of the three highest rating categories by an NRSRO.

1. All Funds, except the Treasury Money Market Fund-and the Government Money Market Fund, may invest up to 15% of their respective assets in illiquid securities. The Treasury Money Market Fund and the Government Money Market Fund may invest up to 10% of their assets in illiquid securities.


---------------------------------------------------------------------------
SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
---------------------------------------------------------------------------

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds may invest.

   Common Stocks

   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks

   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

   Interests in Other Limited Liability Companies

   Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

   Real Estate Investment Trusts (REITs)

   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants

   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds may invest.

   Treasury Securities

   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE).
   The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

   The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

   Corporate Debt Securities

   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      Commercial Paper

      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

      Demand Instruments

      Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   Municipal Securities

   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

   Mortgage Backed Securities

   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

   Collateralized Mortgage Obligations (CMOs)

   CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

      Sequential CMOs
      In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.


      PACs, TACs and Companion Classes

      More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.


      IOs and POs

      CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or
      POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.


      Floaters and Inverse Floaters

      Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.


      Z Classes and Residual Classes

      CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

   The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

   Asset Backed Securities

   Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   Zero Coupon Securities

   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

   Bank Instruments

   Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

   Credit Enhancement

   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


   Depositary Receipts

   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts.

   Futures Contracts

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   Options

   Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

   Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset.

   Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset.

   Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, a Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

   Buy or write options to close out existing options positions.

Temporary Defensive Investments

For temporary defensive purposes and to maintain liquidity, the Funds may invest in cash and cash items, including short-term money market instruments; securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and repurchase agreements.

Special Transactions

   Repurchase Agreements

   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Delayed Delivery Transactions

   When issued transactions are arrangements in which the Funds buy securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Funds. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Funds. When issued transactions also involve credit risks in the event of a counterparty default. Some Funds may have leverage risks.

      To Be Announced Securities (TBAs)

      As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by a Fund.

   Securities Lending

   The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receive cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Funds the equivalent of any dividends or interest received on the loaned securities.

   The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Funds or the borrower. The Funds will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to market risks and credit risks. Some Funds may have leverage risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


INVESTMENT RISKS


There are many factors which may affect an investment in a Fund. The Funds' principal risks are described in their prospectus. Additional risk factors are outlined below.


Liquidity Risks

o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Interest Rate Risks.
o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Bond Market Risks

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


Call Risks

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Prepayment Risks

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.


Risks Associated with Complicated CMOs

o CMOs with complicated terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.


Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



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INVESTMENT LIMITATIONS
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FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed without shareholder approval.

Issuing Senior Securities and Borrowing Money

The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended, (the Act).

Lending Cash or Securities

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. As a non-fundamental policy, for purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of their total assets would be invested in securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the Securities & Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Funds will consider concentration to be the investment of more than 25% of the value of their total assets in any one industry.

Underwriting

The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where they may be considered to be underwriters under the Securities Act of 1933.

Non-Fundamental Limitations

The following investment limitations are non-fundamental and, therefore, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Treasury Money Market Fund, Government Money Market Fund and Limited Maturity Government Fund will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

The Fixed Income Fund, Balanced Fund, Value Fund and Growth Fund will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that these Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Illiquid Securities

The Treasury Money Market Fund and Government Money Market Fund will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

The Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund, Strategic Equity Fund and Aggressive Growth Fund will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Funds' net assets.

Investing in Securities of Other Investment Companies

The Funds may invest their assets in securities of other investment companies.

Reverse Repurchase Agreements

The Funds may engage in reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Concentration of Investments

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

Arbitrage Transactions

The Funds will not enter into transactions for the purpose of engaging in arbitrage.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of their policies and limitations, the Funds consider instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

Regulatory Compliance. The Treasury Money Market Fund and Government Money Market Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations. In particular, the Treasury Money Market Fund and Government Money Market Fund will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the Treasury Money Market Fund and Government Money Market Fund's total assets in the securities of any one issuer, although the Treasury Money Market Fund and Government Money Market Fund's fundamental investment limitations only require such 5% diversification with respect to 75% of their assets. The Treasury Money Market Fund and Government Money Market Fund will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Treasury Money Market Fund and Government Money Market Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

Portfolio Turnover. For the fiscal years ended November 30, 2001 and 2000, the portfolio turnover rates were 54% and 70%, respectively, for Limited Maturity Government Fund; 51% and 45%, respectively, for the Fixed Income Fund; 47% and 37%, respectively, for the Growth Fund; 128% and 41%, respectively, for the Value Fund; and 70% and 41%, respectively, for the Balanced Fund; and 81% and 118%, respectively, for the Aggressive Growth Fund.

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DETERMINING MARKET VALUE OF SECURITIES
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USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUNDS ONLY)

The Trustees have decided that the best method for determining the value of portfolio instruments for the Treasury Money Market Fund and Government Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Treasury Money Market Fund and Government Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on their compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the Securities and Exchange Commission under the Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective.

Under the Rule, the Treasury Money Market Fund and Government Money Market are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles each Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles each Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Treasury Money Market Fund and Government Money Market Fund acquire instruments subject to demand features and standby commitments to enhance the instrument's liquidity. Each Fund treats demand features and standby commitments as part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although each Fund defines demand features and standby commitments as puts, the Funds do not consider them to be corporate investments for purposes of their investment policies.

Monitoring Procedures. The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions. The Rule requires that the Treasury Money Market Fund and Government Money Market Fund limit their investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by either Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days for either Fund, the affected Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by each Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.

Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Treasury Money Market Fund and Government Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of each Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of a Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the alst asked price for the option as provided by an investment dealer or other financial institution that deals with options. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

---------------------------------------------------------------------------
WHAT DO SHARES COST?
---------------------------------------------------------------------------

The Treasury Money Market Fund and Government Money Market Fund attempt to stabilize the net asset value (NAV) of Shares at $1.00 by valuing their portfolio securities using the amortized cost method. Shares of the other Funds are sold at their NAV plus any applicable front end sales charge (applies to Class A Shares and Class C Shares only) and redeemed at NAV less any applicable Contingent Deferred Sales Charge (CDSC) (applies to Class B Shares and Class C Shares only) on days on which the New York Stock Exchange is open for business. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

---------------------------------------------------------------------------
HOW ARE THE FUNDS SOLD?
---------------------------------------------------------------------------

Under the Distributor's Contract with the Funds, the Distributor
(Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (Class B Shares and Class C Shares)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps a Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES

The Funds may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc., for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others, including Regions Bank and Morgan Keegan, to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professional receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

---------------------------------------------------------------------------
HOW TO BUY SHARES
---------------------------------------------------------------------------

EXCHANGING SECURITIES FOR FUND SHARES

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they values their assets. This exchange is treated as a sale of your securities for federal tax purposes.

EXCHANGE PRIVILEGE

Before the exchange, the shareholder must receive a copy of the Prospectus. Please refer to the "How to Exchange Shares" section in the Prospectus.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Trust has elected to be governed by Rule 18f-1 under the Act , the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Funds' Trustees determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its net asset value. The portfolio securities will be selected in a manner that the Funds' Trustees deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their portfolio securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

---------------------------------------------------------------------------
MASSACHUSETTS PARTNERSHIP LAW
---------------------------------------------------------------------------

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.


---------------------------------------------------------------------------
ACCOUNT AND SHARE INFORMATION
---------------------------------------------------------------------------

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.

As of September 13, 2002, the following list indicates the shareholders who owned of record, beneficially or both 5% or more of the outstanding Class A Shares of the following portfolios:

Regions Morgan Keegan Select Government Money Market Fund: Hubco, Regions Bank, Birmingham AL, owned approximately 72,947,279 Shares (100%).

Regions Morgan Keegan Select Treasury Money Market Fund: Hubco, Regions Bank, Birmingham AL, owned approximately 87,897,245 Shares (13.00%); Hubco, Regions Financial Corp, Birmingham AL, owned approximately
578,883,242 Shares (85.63%).

Regions Morgan Keegan Select Balanced Fund: Hubco, Regions Bank,
Birmingham AL, owned approximately 608,249 Shares (8.39%); Hubco, Regions Bank, Birmingham AL, owned approximately 6,182,629 Shares (85.30%).

Regions Morgan Keegan Select Value Fund: Hubco, Regions Bank, Birmingham AL, owned approximately 1,907,382 Shares (11.98%); Hubco, Regions Bank, Birmingham AL, owned approximately 2,193,641 Shares (13.78%); Hubco, Regions Bank, Birmingham AL, owned approximately 5,170,165 Shares
(32.48%); Hubco, Regions Bank, Birmingham AL, owned approximately
6,383,927 Shares (40.10%).

Regions Morgan Keegan Select Limited Maturity Government Fund: Hubco, Regions Bank, Birmingham AL, owned approximately 1,863,987 Shares
(13.51%); Hubco, Regions Bank, Birmingham AL, owned approximately
1,882,992 Shares (13.65%); Hubco, Regions Bank, Birmingham AL, owned approximately 3,234,334 Shares (23.45%); Hubco, Regions Bank, Birmingham AL, owned approximately 6,612,199 Shares (47.94%).

Regions Morgan Keegan Select Growth Fund: Hubco, Regions Bank, Birmingham AL, owned approximately 3,106,562 Shares (15.30%); Hubco, Regions Bank, Birmingham AL, owned approximately 4,765,295 Shares (23.47%); Hubco, Regions Bank, Birmingham AL, owned approximately 5,493,575 Shares
(27.06%); Hubco, Regions Bank, Birmingham AL, owned approximately
6,529,700 Shares (32.16%).

Regions Morgan Keegan Select Fixed Income Fund: Hubco, Regions Bank, Birmingham AL, owned approximately 2,486,762 Shares (10.85%); Hubco, Regions Bank, Birmingham AL, owned approximately 3,896,183 Shares
(17.00%); Hubco, Regions Financial Corp., Birmingham AL, owned approximately 4,446,455 Shares (19.41%); Hubco, Regions Bank, Birmingham AL, owned approximately 11,911,888 Shares (51.99%).

Regions Morgan Keegan Select Aggressive Growth Fund: Hubco, Regions Bank, Birmingham AL, owned approximately 783,311 Shares (8.19%); Hubco, Regions Bank, Birmingham AL, owned approximately 2,452,557 Shares (25.64%); Hubco, Regions Bank, Birmingham AL, owned approximately 2,859,659 Shares
(29.90%); Hubco, Regions Financial Corp., Birmingham AL, owned approximately 3,113,359 Shares (32.55%).



As of September 13, 2002, the following list indicates the shareholders who owned of record, beneficially or both 5% or more of the outstanding Class B Shares of the following portfolios:

Regions Morgan Keegan Select Treasury Money Market Fund: Morgan Keegan &
-------------------------------------------------------------------------
Co. Inc., Memphis TN, owned approximately 70,127,374 Shares (52.18%);
----------------------------------------------------------------------
Hubco, Regions Bank, Birmingham AL, owned approximately 48,922,207 Shares
--------------------------------------------------------------------------
(36.40%).
---------

Regions Morgan Keegan Select Balanced Fund: Hubco, Regions Financial
---------------------------------------------------------------------
Corp., Birmingham AL, owned approximately 856,351 Shares (28.00%).

Regions Morgan Keegan Select Value Fund:  Hubco, Regions Financial Corp.,
--------------------------------------------------------------------------
Birmingham AL, owned approximately 250,491 Shares (23.42%).Hubco, Regions Bank, Birmingham AL, owned approximately 538,471 Shares (24.23%);

Regions Morgan Keegan Select Limited Maturity Government Fund: Hubco, Regions Financial Corp, Birmingham AL, owned approximately 266,610 Shares (17.17%); Hubco, Regions Bank, Birmingham AL, owned approximately 643,401 Shares (42.73%).

Regions Morgan Keegan Select Growth Fund: Hubco, Regions Bank, Birmingham,
---------------------------------------------------------------------------
AL, owned approximately 619,023 Shares (8.25%); Hubco, Regions Financial
-------------------------------------------------------------------------
Corp., Birmingham AL, owned approximately 1,136,005 Shares (15.14%).
--------------------------------------------------------------------

Regions Morgan Keegan Select Fixed Income Fund :Hubco, Regions Financial Corp., Birmingham AL, owned approximately 880,294 Shares (30.94%).Hubco, Regions Bank, Birmingham AL, owned approximately 914,151 Shares (32.13%);

Regions Morgan Keegan Select Aggressive Growth Fund: Hubco, Regions
--------------------------------------------------------------------
Financial Corp., Birmingham AL, owned approximately 333,970 Shares
-------------------------------------------------------------------
(7.37%); Hubco, Regions Financial Corp., Birmingham AL, owned
--------------------------------------------------------------
approximately 423,938 Shares (9.36%);  Hubco, Regions Financial Corp.,
-----------------------------------------------------------------------
Birmingham, AL, owned approximately 971,382 Shares (21.44%).
------------------------------------------------------------

As of September 13, 2002, the following list indicates the shareholders who owned of record, beneficially or both 5% or more of the outstanding Class C Shares of the following portfolios:

Regions Morgan Keegan Select Balanced Fund: Hubco, Regions Financial
---------------------------------------------------------------------
Corp., Birmingham, AL, owned approximately 28,585 Shares (99.48%).

Regions Morgan Keegan Select Value Fund: Hubco, Regions Bank, Birmingham,
--------------------------------------------------------------------------
AL, owned approximately 4,524 Shares (99.76%).
----------------------------------------------

Regions Morgan Keegan Select Limited Maturity Government Fund: Federated Disbursing Corp., Pittsburgh PA, owned approximately 4.85 Shares (7.62%); Federated Disbursing Corp., Pittsburgh PA, owned approximately 4.90 Shares (7.71%);Federated Disbursing Corp., Pittsburgh PA, owned approximately
4.90 Shares (7.71%); Morgan Keegan & Company, Tuscaloosa AL, owned approximately 48.98 Shares (76.97%).

Regions Morgan Keegan Select Growth Fund: Morgan Keegan & Company, Tuscaloosa AL, owned approximately 336 Shares (11.25%).Morgan Keegan & Company, Tuscaloosa AL, owned approximately 647 Shares (21.63%); Hubco, Regions Bank, Birmingham, AL, owned approximately 1,051 Shares (35.15%).

Regions Morgan Keegan Select Fixed Income Fund: Hubco, Regions Bank,
---------------------------------------------------------------------
Birmingham AL, owned approximately 2,336 Shares (9.45%); Hubco, Regions
------------------------------------------------------------------------
Financial Corp., Birmingham, AL, owned approximately 22,373 Shares
-------------------------------------------------------------------
(90.49%).
---------

Regions Morgan Keegan Select Aggressive Growth Fund: Morgan Keegan & Company, Tuscaloosa AL, owned approximately 731 Shares (5.00%); Hubco, Regions Bank, Birmingham AL, owned approximately 2,369 Shares (16.21%); Hubco, Regions Financial Corp., Birmingham, AL, owned approximately 9,244 Shares (63.22%).

Shareholders owing 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

---------------------------------------------------------------------------
WHAT ARE THE TAX CONSEQUENCES?
---------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by each Fund.

Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Funds if the Funds were a regular corporation, and to the extent designated by the Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.

CAPITAL GAINS

Capital gains, when experienced by the Funds, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.


---------------------------------------------------------------------------
WHO MANAGES THE FUNDS?
---------------------------------------------------------------------------

OFFICERS AND TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of nine funds. As of September 13, 2002, the Funds' Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Act . The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Name                                                            Aggregate
Birthdate                                                       Compensation
Address                Principal Occupations                    From
Position With Trust    for Past 5 Years                         Trust
John F. Donahue*+#     Chief Executive Officer and Director             $0
Birth Date: July       or Trustee of the Federated Fund
28, 1924               Complex; Chairman and Director,
Federated Investors    Federated Investors, Inc.; Chairman,
Tower                  Federated Investment Management
1001 Liberty Avenue    Company, Federated Global Investment
Pittsburgh, PA         Management Corp. and Passport
TRUSTEE AND CHAIRMAN   Research, Ltd.; formerly: Trustee,
--------------------   Federated Investment Management
                       Company and Chairman and Director,
                       Federated Investment Counseling.
Thomas G. Bigley       Director or Trustee of the Federated       $2548.44
Birth Date:            Fund Complex; Director, Member of
February 3, 1934       Executive Committee, Children's
15 Old Timber Trail    Hospital of Pittsburgh; Director and
Pittsburgh, PA         Chairman of Audit Committee, Robroy
TRUSTEE                Industries, Inc. (coated steel
                       conduits/computer storage equipment);
                       Director, Member of Executive
                       Committee, University of Pittsburgh,
                       formerly: Senior Partner, Ernst &
                       Young LLP; Director, MED 3000 Group,
                       Inc. (physician practice management).
John T. Conroy, Jr.    Director or Trustee of the Federated       $2548.44
Birth Date: June       Fund Complex; Chairman of the Board,
23, 1937               Investment Properties Corporation;
Grubb &                Partner or Trustee in private real
Ellis/Investment       estate ventures in Southwest Florida;
Properties             formerly:  President, Investment
Corporation            Properties Corporation; Senior Vice
3201 Tamiami Trail     President, John R. Wood and
North                  Associates, Inc., Realtors;
Naples, FL             President, Naples Property
TRUSTEE                Management, Inc. and Northgate
                       Village Development Corporation.
Nicholas               Director or Trustee of the Federated       $2548.44
Constantakis           Fund Complex; Director and Chairman
Birth Date:            of the Audit Committee, Michael Baker
September 3, 1939      Corporation (engineering and energy
175 Woodshire Drive    services worldwide); formerly:
Pittsburgh, PA         Partner, Andersen Worldwide SC.
TRUSTEE

                       Director or Trustee of some of the         $2316.57
John F. Cunningham     Federated Fund Complex; Chairman,
Birth Date: March      President and Chief Executive
5, 1943                Officer, Cunningham & Co., Inc.
353 El Brillo Way      (strategic business consulting);
Palm Beach, FL         Trustee Associate, Boston College;
TRUSTEE                Director, Iperia Corp.
                       (communications/software); formerly:
                       Director, Redgate Communications and
                       EMC Corporation (computer storage
                       systems).

                       Previous Positions: Chairman of the
                       Board and Chief Executive Officer,
                       Computer Consoles, Inc.; President
                       and Chief Operating Officer, Wang
                       Laboratories; Director, First
                       National Bank of Boston; Director,
                       Apollo Computer, Inc.
Lawrence D. Ellis,     Director or Trustee of the Federated       $2316.57
M.D.*                  Fund Complex; Professor of Medicine,
Birth Date: October    University of Pittsburgh; Medical
11, 1932               Director, University of Pittsburgh
3471 Fifth Avenue      Medical Center - Downtown;
Suite 1111             Hematologist, Oncologist and
Pittsburgh, PA         Internist, University of Pittsburgh
TRUSTEE                Medical Center; Member, National
                       Board of Trustees, Leukemia Society
                       of America.
Peter E. Madden        Director or Trustee of the Federated       $2316.57
Birth Date: March      Fund Complex; formerly:
16, 1942               Representative, Commonwealth of
One Royal Palm Way     Massachusetts General Court;
100 Royal Palm Way     President, State Street Bank and
Palm Beach, FL         Trust Company and State Street
TRUSTEE                Corporation.

                       Previous Positions: Director, VISA
                       USA and VISA International; Chairman
                       and Director, Massachusetts Bankers
                       Association; Director, Depository
                       Trust Corporation; Director, The
                       Boston Stock Exchange.
Charles F.             Director or Trustee of some of the         $2548.64
Mansfield, Jr.         Federated Fund Complex; Management
Birth Date: April      Consultant.
10, 1945
80 South Road          Previous Positions: Chief Executive
Westhampton Beach,     Officer, PBTC International Bank;
NY TRUSTEE             Partner, Arthur Young & Company (now
                       Ernst & Young LLP); Chief Financial
                       Officer of Retail Banking Sector,
                       Chase Manhattan Bank; Executive Vice
                       President, DVC Group, Inc.; Senior
                       Vice President, HSBC Bank USA
                       (formerly, Marine Midland Bank); Vice
                       President, Citibank; Assistant
                       Professor of Banking and Finance,
                       Frank G. Zarb School of Business,
                       Hofstra University.
John E. Murray,        Director or Trustee of the Federated       $2528.84
Jr., J.D., S.J.D.#     Fund Complex; Chancellor, Law
Birthdate: December    Professor, Duquesne University;
20, 1932               Consulting Partner, Mollica & Murray;
Chancellor,            Director, Michael Baker Corp.
Duquesne University    (engineering, construction,
Pittsburgh, PA         operations and technical services).
TRUSTEE
                       Previous Positions: President,
                       Duquesne University; Dean and
                       Professor of Law, University of
                       Pittsburgh School of Law; Dean and
                       Professor of Law, Villanova
                       University School of Law.
Marjorie P. Smuts      Director or Trustee of the Federated       $2316.57
Birth Date: June       Fund Complex; Public
21, 1935               Relations/Marketing/Conference
4905 Bayard Street     Planning.
Pittsburgh, PA
TRUSTEE                Previous Positions: National
                       Spokesperson, Aluminum Company of
                       America; television producer;
                       business owner; conference
                       coordinator.
John S. Walsh          Director or Trustee of some of the         $2316.57
Birth Date:            Federated Fund Complex; President and
November 28, 1957      Director, Heat Wagon, Inc.
2007 Sherwood Drive    (manufacturer of construction
Valparaiso, IN         temporary heaters); President and
TRUSTEE                Director, Manufacturers Products,
                       Inc. (distributor of portable
                       construction heaters); President,
                       Portable Heater Parts, a division of
                       Manufacturers Products, Inc.;
                       Director, Walsh & Kelly, Inc. (heavy
                       highway contractor); formerly: Vice
                       President, Walsh & Kelly, Inc.
Peter J. Germain       Senior Vice President and Director of            $0
Birth Date:            Proprietary Funds Services, Federated
September 3, 1959      Services Company; formerly, Senior
Federated Investors    Corporate Counsel, Federated Services
Tower                  Company.
1001 Liberty Avenue
Pittsburgh, PA
PRESIDENT

J. Christopher         President or Executive Vice President            $0
Donahue*+              of the Federated Fund Complex;
Birth Date: April      Director or Trustee of some of the
11, 1949               Funds in the Federated Fund Complex;
Federated Investors    President, Chief Executive Officer
Tower                  and Director, Federated Investors,
1001 Liberty Avenue    Inc.; President, Chief Executive
Pittsburgh, PA         Officer and Trustee, Federated
EXECUTIVE VICE         Investment Management Company;
PRESIDENT AND          Trustee, Federated Investment
TRUSTEE                Counseling; President, Chief
                       Executive Officer and Director,
                       Federated Global Investment
                       Management Corp.; President and Chief
                       Executive Officer, Passport Research,
                       Ltd.; Trustee, Federated Shareholder
                       Services Company; Director, Federated
                       Services Company; formerly:
                       President, Federated Investment
                       Counseling.
Richard J. Thomas      Treasurer of the Federated Fund                  $0
Birth Date: June       Complex; Senior Vice President,
17, 1954               Federated Administrative Services;
Federated Investors    formerly: Vice President, Federated
Tower                  Administrative Services; held various
1001 Liberty Avenue    management positions within Funds
Pittsburgh, PA         Financial Services Division of
TREASURER              Federated Investors, Inc.
                       Executive Vice President and
John W. McGonigle      Secretary of the Federated Fund                  $0
Birth Date: October    Complex; Executive Vice President,
26, 1938               Secretary and Director, Federated
Federated Investors    Investors, Inc.; formerly: Trustee,
Tower                  Federated Investment Management
1001 Liberty Avenue    Company and Federated Investment
Pittsburgh, PA         Counseling; Director, Federated
EXECUTIVE VICE         Global Investment Management Corp.,
PRESIDENT              Federated Services Company and
AND SECRETARY          Federated Securities Corp.

Judith J. Mackin       Vice President, Treasurer and                    $0
Birth Date: May 30,    Assistant Treasurer of certain
1960                   investment companies for which
Federated Investors    Federated Securities Corp. and
Tower                  Edgewood Securities are the principal
1001 Liberty Avenue    distributors.
Pittsburgh, PA
VICE PRESIDENT

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

ADVISER TO THE FUNDS

The Funds' investment adviser is Morgan Asset Management, a division of Regions Bank (Adviser), which is a wholly-owned subsidiary of Regions Financial Corp. Because of internal controls maintained by Regions Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Regions Bank or its affiliates' lending relationships with an issuer.

The Adviser shall not be liable to the Trust, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or the Adviser, and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

For the period ended November 30, 2001, the Funds' Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $505,803,675 for which the Funds paid $982,449 in brokerage commissions.

ADMINISTRATOR AND SUBADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated Investors, Inc., and Regions Bank each provide administrative personnel and services to the Funds for a fee at an annual rate as specified below:

Average Daily              Administrator Fee Paid
Sub-Administrator Fee Paid
Net Assets                 to Federated                     to Regions
On the first $2.5 billion  .065%                      .025%
On the next $2.5 billion   .040%                      .040%
On assets over $5 billion  .025%                      .050%

Federated Administrative Services or Regions Bank may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by FAS and Regions Bank, as administrator and sub-administrator respectively include, but are not limited to the following:

o preparation, filing and maintenance of the Trust's governing documents, minutes of Trustees' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Trust's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o     prepare, negotiate and administer contracts on behalf of the Fund;

o     supervision of the preparation of financial reports;

o     preparation and filing of federal and state tax returns;

o     assistance with the design, development and operation of a Fund; and

o     providing advice to the Funds and Trustees.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING SERVICES

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of each Fund's average net assets for the period plus out-of-pocket expenses. State Street Bank & Trust Company (SSB&T) provides portfolio accounting services to the Funds. For its services, SSB&T receives a fee based upon each Fund's average net assets.

CUSTODIAN

Regions Bank, Birmingham, Alabama, is custodian for the securities and cash of the Funds. Under the custodian agreement, Regions Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Regions Bank's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Price Waterhouse Coopers, conducts its audits in accordance with accounting principles generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

-------------------------------------------------------------------------------------------
Fund                 Advisory Fee Paid/      Brokerage Commissions    Administrative Fee
                    Advisory Fee Waived              Paid                    Paid

                                            -----------------------------------------------
                 --------------------------------------------------------------------------
                 For the fiscal year ended    For the fiscal year    For the fiscal year
                                                     ended                  ended
                 --------------------------------------------------------------------------
                          -----------------------------------------------------------------
                   2001     2000     1999    2001    2000    1999    2001   2000    1999
-----------------                           --------
                 ---------------------------        ---------------------------------------
Treasury Money   $3,667,97$3,110,40$3,017,94N/A     N/A     N/A     $672,96$565,898$568,721
Market Fund      $1,833,98$1,555,20$1,508,970

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Limited          $871,207 $783,342 $729,204 N/A     N/A     N/A     $114,18$101,809$97,987
Maturity         $248,917 $223,812 $193,164
Government Fund
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Fixed Income     $2,021,22$1,934,30$1,911,79N/A     N/A     N/A     $247,22$234,638$239,796
Fund             $673,739 $644,769 $590,903
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Balanced Fund    $1,298,99$1,466,27$1,248,06$160,016$36,299 $53,790 $148,91$166,736$146,623
                 $81,188  $91,642  $72,753
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Value Fund       $2,097,53$2,237,78$2,028,18$836,928$525,860$639,095$240,45$254,463$238,281
                 $131,095 $139,862 $118,069
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Growth Fund      $4,011,19$5,913,77$4,391,12$746,704$579,463$425,140$459,72$672,379$515,444
                 $250,700 $369,611 $257,614
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Aggressive       $1,420,69$1,160,37$357,738 $400,756$416,530$109,228$173,73$140,711$44,514
Growth Fund*     $0       $0       $0
-------------------------------------------------------------------------------------------
N/A - Not Applicable.

*Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.


-----------------------------------------------------------
                                     For the fiscal year
                                   ended November 30, 2001
-----------------------------------------------------------
-----------------------------------------------------------
Fund                       12b-1    Shareholder Services
                                             Fee
-----------------------------------------------------------
-----------------------------------------------------------
                          Class B  Class A  Class B Shares
                           Shares   Shares
-----------------------------------------------------------
-----------------------------------------------------------
Treasury Money Market     $        N/A      $382,259
Fund
-----------------------------------------------------------
-----------------------------------------------------------
Limited Maturity          0        N/A      $125,786
Government Fund
-----------------------------------------------------------
-----------------------------------------------------------
Fixed Income Fund         0        N/A      $157,051
-----------------------------------------------------------
-----------------------------------------------------------
Balanced Fund             0        N/A      $378,480
-----------------------------------------------------------
-----------------------------------------------------------
Value Fund                0        N/A      $189,518
-----------------------------------------------------------
-----------------------------------------------------------
Growth Fund               0        N/A      $656,974
-----------------------------------------------------------
-----------------------------------------------------------
Aggressive Growth Fund    0        N/A      $167,839
-----------------------------------------------------------

---------------------------------------------------------------------------
HOW DO THE FUNDS MEASURE PERFORMANCE?
---------------------------------------------------------------------------

The Funds may advertise each Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any contingent deferred sales charge, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that period of time, rather than annualizing the total return.

YIELD

The Treasury Money Market Fund and Government Money Market Fund calculate the yield for their respective classes of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o     multiplying the base period return by 365/7.

The yield for the other Funds' shares is calculated by dividing: (i) the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per Share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

EFFECTIVE YIELD (TREASURY MONEY MARKET FUND ONLY)

The Treasury Money Market Fund effective yield for both classes of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Treasury Money Market Fund's effective yield for Class A Shares for the seven-day period ended November 30, 2001, was 1.96%. The Treasury Money Market Fund's effective yield for Class B Shares was 1.71% for the same period.



--------------------------------------------------------------------------------
Fund                Average Annual Total Return               Yield
                     for the following periods        for the 30-day period
                      ended November 30, 2001        ended November 30, 2001
                   -------------------------------------------------------------
                   -------------------------------------------------------------
                   Class A Shares  Class B Shares Class A Shares Class B Shares
                      One Year        One Year
                      Five Year      Five Year
                      Start of        Start of
                     Performance    Performance
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Treasury Money          3.99%          3.73%          2.08%          1.83%
Market Fund             4.64%          4.32%
                      4.35%(a)        3.98%(a)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Limited Maturity        8.74%          5.47%          2.09%          1.84%
Government Fund          N/A           5.60%
                      6.10%(b)        5.33%(c)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fixed Income Fund      10.91%          7.64%          3.27%          3.02%
                         N/A           6.29%
                      6.68%(b)        6.65%(d)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Balanced Fund          (2.42)%        (5.51)%         1.33%          1.08%
                         N/A           7.54%
                      3.62%(b)       10.21%(e)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund             (6.96)%        (9.90)%         1.33%          1.08%
                         N/A           6.12%
                     (0.32)%(b)      10.75%(e)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth Fund           (21.59)%        (24.03)%         N/A            N/A
                         N/A           7.41%
                     (0.21)%(b)      10.07%(d)
--------------------------------------------------------------------------------
(a) April 14, 1992
(b) May 20, 1998
(c) December 12, 1993
(d) April 20, 1992
(e) December 19, 1994


--------------------------------------------------------------------------------
Fund               Average Annual                     Yield
                    Total Return                     for the
                       for the                    30-day period
                      following                       ended
                    periods ended                  November 30,
                    November 30,                       2001
                        2001
                   -------------------------------------------------------------
                   -------------------------------------------------------------
                       Class A        Class B     Class A Shares Class B Shares
                      Shares(f)      Shares(g)
                      One Year        One Year
                      Start of       Five Year
                     Performance      Start of
                                    Performance
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Aggressive Growth       3.91%          1.35%           N/A            N/A
Fund                     NA            23.91%
                      0.22%(f)         18.33%
--------------------------------------------------------------------------------
(f) July 10, 2000.
(g) The start of performance date for the Predecessor Collective Trust
Fund was June 30, 1993.

---------------------------------------------------------------------------
PERFORMANCE COMPARISONS
---------------------------------------------------------------------------

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices;

o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include:

Lipper , Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the appropriate category in advertising and sales literature.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Government Money Market Fund and Treasury Money Market Fund:

o Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

o        Lehman Brothers Treasury Bond Index is comprised entirely of U.S.
         Treasury obligations.  Foreign issues are excluded.

o iMoneyNet, Inc. iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly, iMoneyNet's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Limited Maturity Government Fund:

o Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

o Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt with maturities between 1 and 4.99 years. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

o Merrill Lynch 1-10 Year Government Index is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

o Lehman Brothers Intermediate Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

o Merrill Lynch 2-Year Treasury Curve Index is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

o 2-Year Treasury Note-Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

Investors may use such a reporting service or indices in addition to the Fund's prospectus to obtain a more complete view of the Fund's performance before investing.

Fixed Income Fund:

o Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of maturity of nine years. It calculates total return for one month, three month, twelve month, and ten year periods, and year-to-date.

o Merrill Lynch Government/Corporate Index is comprised of approximately 4,800 issues which include publicly placed, nonconvertible coupon-bearing domestic debt carrying a term to maturity of at least one year, with par amounts outstanding at no less than $10 million at the start and close of the performance measurement period, and which must be rated by S&P or Moody's as investment grade issues (i.e., BBB/Baa or better).

o Merrill Lynch 1-10 Year Government Index is an unmanaged index comprised of U.S. Government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

o Lehman Brothers Government (LT) Index, for example, is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

Balanced Fund:

o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

o Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total return for one-month, three-month, twelve-month, and ten-year periods, and year-to-date.

o S&P 500/Lehman Brothers Government/Corporate (Weighted Index) and the S&P 500/Lehman Government (Weighted Index) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon the Fund's current asset allocation.

o Merrill Lynch 1-10 Year Government Index is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Value Fund:

o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

o S&P/Barra Value Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. The index is maintained by Standard & Poor's in conjunction with Barra, an investment technology firm.

Growth Fund:
o Dow Jones Industrial Average ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratio (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm.

Aggressive Growth Fund:

o Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o Standard & Poor's Midcap 400/Barra Growth Index is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market having the highest price-to-book ratios.

o Lipper Midcap Growth Funds Index Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category.

Strategic Equity Fund:

o Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time. Advertisements for Class B Shares and Class C Shares may quote performance information which does not reflect the effect of the contingent deferred sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.


---------------------------------------------------------------------------
ECONOMIC AND MARKET INFORMATION
---------------------------------------------------------------------------

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.

---------------------------------------------------------------------------
FINANCIAL STATEMENTS
---------------------------------------------------------------------------

The financial statements for the year ended November 30, 2001, are incorporated herein by reference from the Funds' Annual Report dated November 30, 2001 (File Nos. 33-44737 and 811-6511). A copy of the Annual Report for a Fund may be obtained without charge by contacting Funds at the address located on the back cover of the SAI or by calling the Funds at 1-800-433-2829.




---------------------------------------------------------------------------
APPENDIX
---------------------------------------------------------------------------

STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Not rated by Moody's.

FITCH RATINGS, INC. LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH RATINGS, INC. SHORT-TERM RATINGS

F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.



---------------------------------------------------------------------------
ADDRESSES
---------------------------------------------------------------------------
Regions Morgan Keegan Select Government Money Market Fund
Regions Morgan Keegan Select Treasury Money Market Fund
Regions Morgan Keegan Select Limited Maturity Government Fund
Regions Morgan Keegan Select Fixed Income Fund
Regions Morgan Keegan Select Balanced Fund
Regions Morgan Keegan Select Value Fund
Regions Morgan Keegan Select Growth Fund
Regions Morgan Keegan Select Aggressive Growth Fund                   5800
Corporate Drive
Regions Morgan Keegan Select Strategic Equity Fund    Pittsburgh, PA
15237-7010

---------------------------------------------------------------------------

Distributor
            Federated Securities Corp.          Federated Investors Tower
1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

---------------------------------------------------------------------------

Adviser to all Funds
            Regions Bank                        P.O. Box 10247
            Morgan Asset Management             Birmingham, AL 35202

---------------------------------------------------------------------------

Custodian
            Regions Bank                        417 North 20th Street
Birmingham, AL 35203

---------------------------------------------------------------------------

Transfer Agent, and Dividend Disbursing Agent   Federated Investors Tower
Federated Shareholder Services Company          1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

---------------------------------------------------------------------------

Independent Auditors
            Price Waterhouse Coopers            200 Berkeley Street
Boston, MA 02116

---------------------------------------------------------------------------








PART C.    OTHER INFORMATION.
           -----------------

Item 23.    Exhibits
                  (a)      (i)  Conformed copy of Restatement and Amendment
                                No. 9 to the Declaration of Trust of the
                                Registrant; (17)
(ii)  Conformed copy of Amendment No. 10 to the Amended and Restated
                                Declaration of Trust of the Registrant; (19)
                        (iii)   Conformed copy of Amendment No. 11 to the
                                Amended and Restated Declaration of Trust of
                                the Registrant; (19)
                         (iv)   Conformed copy of Amendment No. 12 to the
                                Amended and Restated Declaration of Trust of
                                the Registrant; (19)
                  (b)     (i)   Copy of By-Laws of the Registrant; (1)
                         (ii)   Copy of Amendment Nos. 1 through 4 to the
                                By-Laws of the Registrant; (13)
                  (c)           Copy of Specimen Certificate for Shares of
                                Beneficial Interest of the Registrant; (4)
                  (d)     (i)   Conformed copy of Investment Advisory
                                Contract of the Registrant, through and
                                including conformed copies of Exhibits A,
                                B, C, and D;(7)
                         (ii)   Conformed copy of Exhibits E and F to the
                                Investment Advisory Contract of the
                                Registrant to add First Priority Equity
                                Income Fund and First Priority Balanced
                                Fund, respectively, to the Investment
                                Advisory Contract; (11)
(iii) Conformed of Exhibit G to the Investment Advisory Contract of the
                                Registrant;(17)
                         (iv)   Conformed copy of Exhibit H to the
                                Investment Advisory Contract of the
                                Registrant; (19)
------------------------------------------------------------------------
+     All exhibits are being filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File
      Nos. 33-44737 and 811-6511).
4.    Response is incorporated by reference to Post-Effective Amendment
      No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and
      811-6511).
7.    Response is incorporated by reference to Post-Effective Amendment
      No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and
      811-6511).
11.   Response is incorporated by reference to Post-Effective Amendment
      No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).
13. Response is incorporated by reference to Post-Effective Amendment No.
      13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and
      811-6511).
17.   Response is incorporated by reference to Post-Effective Amendment
      No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).
19.   Response is incorporated by reference to Post-Effective Amendment
      No. 28 on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).



                          (v)   Conformed copy of Amendment to the
                                Investment Advisory Agreement between
                                Regions Funds and Capital Management
                                Group;(18)
                  (e)     (i)   Conformed copy of Distributor's Contract
                                of the Registrant, including conformed
                                copies of Exhibits A, B, and C; (7)
                         (ii)   Conformed Copy of Exhibit D to the Distributor's
                                Contract of the Registrant to add First Priority
                                Equity Income Fund and First Priority Balanced
                                Fund, respectively, to the Distributor's
                                Contract; (11)
(iii) Conformed copy of Exhibits E and F to the Distributor's Contract of the Registrant; (13)
                         (iv)   Conformed copy of Exhibit G to the Distributor's
                                Contract of the Registrant; (15)
                          (v)   Conformed copy of Exhibit H to the
                                Distributor's Contract of the Registrant;(17)
(vi)     Conformed copy of Exhibit I and J to the
                                Distributor's Contract of the Registrant;(19)
                        (vii)   Conformed copy of Amendment to Distributor's
                                Contract between Regions Funds and Federated
                                Securities Corp; (19)
                  (f)           Not applicable;
                  (g)     (i)   Conformed copy of Custodian Contract of
                                the Registrant between First Priority
                                Funds and Regions Bank; (4)
                         (ii)   Conformed copy of Amendment to the
                                Custodian Contract of the Registrant
                                between Regions Funds and Regions Bank;(18)
------------------------------------------------------------------------
+     All exhibits are being filed electronically.
4.    Response is incorporated by reference to Post-Effective Amendment
      No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and
      811-6511).
7.    Response is incorporated by reference to Post-Effective Amendment
      No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and
      811-6511).
11.   Response is incorporated by reference to Post-Effective Amendment
      No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).
13.   Response is incorporated by reference to Post-Effective Amendment
      No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).
15.  Response is incorporated by reference to Post-Effective Amendment No.
      16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and
      811-6511).
17.   Response is incorporated by reference to Post-Effective Amendment
      No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).
18.   Response is incorporated by reference to Post-Effective Amendment
      No. 27 on Form N-1A filed September 21, 2001 (File Nos. 33-44737 and 811-6511).
19.   Response is incorporated by reference to Post-Effective Amendment
      No. 28 on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).


                  (h)     (i)   Conformed copy of Fund Accounting and
                                Shareholder Recordkeeping Agreement; (5)

                        (iii) Copy of Amendments 1 through 3 to Exhibit 1 to the Fund Accounting and Shareholder Recordkeeping Agreement;(17)
                         (iv)   Copy of Schedule A1, B, C2 and D to
                                Exhibit 1 to the Fund Accounting and
                                Shareholder Recordkeeping Agreement;(17)
                          (v) Conformed copy of Amendment to the Fund Accounting and Shareholder Recordkeeping Agreement;(18)
                         (vi) Form of Shareholder Services Plan of the Registrant; (7)
                        (vii) Conformed copy of Shareholder Services Agreement; (13)
                       (viii)   Conformed copy of Exhibit A to the
                                Shareholder Services Agreement;(19)
(ix)  Conformed copy of Agreement for Administrative Services and Transfer
                               Agency Services; (19)
(x)   Copy of Amendment No. 1 to the Agreement for Administrative Services
                               and Transfer Agency Services; +
                  (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (11)
                  (j)           Conformed Copy of Independent Auditors
                                Consent; (19)
                  (k)           Not applicable;
                  (l)           Conformed Copy of Initial Capital
                                Understanding; (5)
------------------------------------------------------------------------
+     All exhibits are being filed electronically.
5. Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).
7. Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).
11. Response is incorporated by reference to Post-Effective Amendment No. 10 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).
13. Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).
17. Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).
18. Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed September 21, 2001 (File Nos. 33-44737 and 811-6511).
19. Response is incorporated by reference to Post-Effective Amendment No. 28 on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).

                  (m)     (i)   Conformed copy of Distribution Plan of the
                                Registrant, through and including
                                conformed copies of Exhibits A and B; (7)
                         (ii)   Conformed Copy of Exhibit C to the
                                Distribution Plan of the Registrant; (11)

                        (iii)   Conformed copy of Exhibit D to the
                                Distribution Plan of the Registrant; (15)
                         (iv)   Conformed copy of Exhibit E to the
                                Distribution Plan of the Registrant; (19)
                   (n)    (i)   Conformed copy of Amended and Restated
                                Multiple Class Plan; +

(o)    (i)  Conformed Copy of Power of Attorney of the Registrant;(17)

                           (ii) Conformed copies of Power of Attorney of
                                Trustee of the Registrant; (16)
---------------------------------------------------------------------------
                  (p)           Copy of Code of Ethics.(17)

Item 24.    Persons Controlled by or Under Common Control with Registrant:
            -------------------------------------------------------------

            None

Item 25.    Indemnification: (1)
            ---------------

------------------------------------------------------------------------
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).
7. Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).
11. Response is incorporated by reference to Post-Effective Amendment No. 10 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).
15. Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).
16. Response is incorporated by reference to Post-Effective Amendment No. 18 on Form N-1A filed January 26, 2000 (File Nos. 33-44737 and 811-6511).
17. Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).
19. Response is incorporated by reference to Post-Effective Amendment No. 28 on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).

Item 26. Business and Other Connections of Investment Adviser:
         ----------------------------------------------------

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part
         A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David Burns
                                             Robert E. Cauley
                                             Regina Chi
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh

                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  Principal Underwriters:
          -----------------------

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money Market Fund; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds.


         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------

Chairman:                     Richard B. Fisher          [Insert Title(s)]

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Theresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable



Item 28.    Location of Accounts and Records:
            --------------------------------

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                5800 Corporate Drive
                                          Pittsburgh, PA  15237-7010

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Regions Bank                              P.O. Box 10247
Morgan Asset Management                   Birmingham, Alabama 35202
(Advisor and Custodian)

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.



                                SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, REGIONS MORGAN KEEGAN SELECT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 10th day of October, 2002.

                               REGIONS FUNDS

                  BY: /s/ Victor R. Siclari
                  Victor R. Siclari, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  October 10, 2002

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/Victor R. Siclari
    Victor R. Siclari             Attorney In Fact          October 10, 2002
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Peter J. Germain*                 President

John W. McGonigle*                Executive Vice President and Secretary

Richard J. Thomas*                Treasurer (Principal Financial and
                                  Accounting Officer)

J. Christopher Donahue*           Executive Vice President and Trustee

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney